Subsequent Events		9 Months Ended
	Feb. 12, 2020	Sep. 30, 2020
Subsequent Events
Subsequent Events

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet dates up to May 20, 2020, the date that the financial statements were available to be issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

In April 2020, the Sponsor transferred 25,000 Founder Shares to each of the Company's director nominees, for a total amount of 75,000 Founder Shares transferred.

As of May 20, 2020, the Company borrowed an aggregate of $191,000 under the Promissory Note.

On May 20, 2020, the Company effected a stock dividend of 1,725,000 shares with respect to the Class B common stock, resulting in the Sponsor holding an aggregate of 10,350,000 Founder Shares.

As a result of the execution of the underwriting agreement on May 20, 2020, the financial statements have been modified to reflect the final terms of the agreement.

Note 9 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify subsequent events that would have required adjustment or disclosure in the condensed financial statements.